Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of June 30,
	2015	2016
	RMB	RMB
Accounts receivable	23,435	23,514
Less: Allowance for doubtful accounts	(2,135)	(1,565)
Accounts receivable, net	21,300	21,949

Schedule of movement of allowance for doubtful accounts
	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the period	(2,186)	(2,849)	(2,135)
Additions: charges to bad debt expenses, net of recoveries	(974)	(371)	(810)
Less: write-offs of accounts receivable	311	1,085	1,380
Balance at end of the period	(2,849)	(2,135)	(1,565)